As filed pursuant to Rule 497(e)

Registration No. 2-96223

811-3240

The Variable Annuity Life Insurance Company

Separate Account A

Independence Plus

UIT-981

Fixed and Variable Annuity

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

February 25, 2005

Please note that the supplement of December 10, 2004 is hereby deleted.